Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments

The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2017 and December 31, 2016:

	Carrying	Estimated
December 31, 2017	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$70,403	$70,379	$67,913	$2,466	$—
Securities available for sale	95,743	95,743	—	95,743	—
Securities held to maturity	11,458	11,461	—	11,461	—
Loans held for investment, net	356,871	359,325	—	—	359,325
Loans held for sale	4,414	4,414	—	4,414	—
Restricted stock	1,067	1,067	1,067	—	—
Mortgage servicing rights	2,125	3,310	—	3,310	—
Accrued interest receivable	1,709	1,709	—	—	1,629
FINANCIAL LIABILITIES
Deposits	$512,628	$481,300	$—	$481,300	$—
Short-term borrowings	1,752	1,752	—	1,752	—
Long-term debt	9,534	9,658	—	—	9,658
Accrued interest payable	148	148	—	—	148

	Carrying	Estimated
December 31, 2016	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$45,968	$45,995	$43,478	$2,517	$—
Securities available for sale	105,899	105,899	4,014	101,885	—
Securities held to maturity	11,990	11,934	—	11,934	—
Loans held for investment, net	339,122	337,348	—	—	337,348
Loans held for sale	5,823	5,685	—	5,685	—
Restricted stock	1,052	1,052	1,052	—	—
Mortgage servicing rights	2,271	3,313	—	3,313	—
Accrued interest receivable	1,629	1,629	—	—	1,629
FINANCIAL LIABILITIES
Deposits	$485,719	$447,784	$—	$447,784	$—
Short-term borrowings	2,674	2,674	—	2,674	—
Long-term debt	9,534	9,673	—	—	9,673
Accrued interest payable	151	151	—	—	151

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	December 31, 2017
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Gov’t	55,615	—	55,615	—
Mortgage-backed securities and CMO’s	20,891	—	20,891	—
State and political subdivisions	14,199	—	14,199	—
Corporate bonds	5,038	—	5,038	—
Total assets at fair value	$95,743	$—	$95,743	$—
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2016
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,014	$4,014	$—	$—
US Gov’t	57,671	—	57,671	—
Mortgage-backed securities and CMO’s	25,648	—	25,648	—
State and political subdivisions	13,536	—	13,536	—
Corporate bonds	5,030	—	5,030	—
Total assets at fair value	$105,899	$4,014	$101,885	$—
Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2017 and December 31, 2016:

	December 31, 2017
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$2,624	$—	$—	$2,624
Other real estate owned	1,785	—	—	1,785
Total assets at fair value	$4,409	$—	$—	$4,409
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2016
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$2,217	$—	$—	$2,217
Other real estate owned	3,130	—	—	3,130
Total assets at fair value	$5,347	$—	$—	$5,347
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

General
December 31, 2017	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2016	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%